Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Summary of Income Tax Recognized in Profit or Loss	Income Tax Recognized in Profit or Loss

	For the three months ended March 31
	2018	2019
Current tax
In respect of the current period	$—	$2,918

Income tax recognized in profit or loss	For the Year Ended December 31
	2016	2017	2018
Current tax
Adjustments for prior periods	$—	$—	$14,439

Summary of Reconciliation of Accounting Profit and Income Tax Expense

A reconciliation of accounting profit and income tax expense was as follows:

	For the Year Ended December 31
	2016	2017	2018
Loss before income tax	$(9,049,103)	$(39,891,978)	$(42,171,158)

Income tax benefit calculated at the statutory rate	$(1,538,347)	$(6,781,636)	$(7,169,097)
Nondeductible expenses in determining taxable income	473,085	4,288,090	112,263
Tax credits for research and development expenditures	(990,065)	(2,224,348)	(2,312,251)
Unrecognized loss carryforward	2,011,373	4,519,942	9,261,996
Effect of different tax rates of group entities operating in other jurisdictions	43,954	197,952	107,089
Adjustments for prior years’ tax	—	—	14,439

Income tax expense recognized in profit or loss	$—	$—	$14,439